Stock-Based Compensation - Schedule of Options Outstanding (Detail) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, beginning balance	6,867,367	11,142,450	7,150,544
Number of options, Granted	1,389,000		6,341,000
Number of options, Exercised	(1,525,159)	(2,737,253)	(1,504,616)
Number of options, Cancelled	(107,966)	(1,537,830)	(844,478)
Number of options, Vested
Number of options outstanding, ending balance	6,623,242	6,867,367	11,142,450
Weighted average exercise price outstanding, Beginning balance	31.54	34.22	34.26
Weighted average exercise price, Granted	48.22		34.04
Weighted average exercise price, Exercised	28.46	33.28	34.31
Weighted average exercise price, Cancelled	53.14	48.86	33.04
Weighted average exercise price, Vested
Weighted average exercise price outstanding, Ending Balance	35.39	31.54	34.22
Number of options exercisable outstanding, beginning balance	2,066,700	3,362,116	4,988,544
Number of options exercisable, Exercised	(1,525,159)	(2,737,253)	(1,504,616)
Number of options exercisable, Cancelled	(58,967)	(1,426,164)	(844,478)
Number of options exercisable, Vested	2,745,000	2,868,001	722,666
Number of options exercisable outstanding, Ending Balance	3,227,574	2,066,700	3,362,116